Shareholder Report, Average Annual Return (Details) LMF3700_Western Asset Intermediate Maturity California Municipals Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.40%	0.05%	0.89%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	0.91%	2.41%
Bloomberg California Intermediate Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent	4.52%	0.96%	2.13%